Investment in a Joint Venture (Tables)	12 Months Ended
Dec. 31, 2023
Investment in a Joint Venture [Abstract]
Schedule of Investment in a Joint Venture	Summarized financial information of the joint venture, based on its IFRS financial statements, and reconciliation with the carrying amount of the investment in the consolidated financial statements are set out below:
	2023	2022
	USD	USD

Opening balance at 1 January	833,495	48,142
Investment in joint venture	-	1,068,408
Group’s share of the joint venture’s loss for the year:
Loss for the year	(213,805)	(283,055)
Investment at 31 December	619,690	833,495

Schedule of Summarized Statement of Financial Position of Vibe Music Arabia-LLC	Summarized statement of financial position of Vibe Music Arabia-LLC:
	2023	2022
	USD	USD

Non-current assets	694,692	364,743
Current assets	590,877	1,389,486
Non-current liabilities	(4,526)	-
Current Liabilities	(52,335)	(87,239)
	1,228,708	1,666,990

Schedule of Summarized Statement of Profit or Loss of Vibe Music Arabia FZ-LLC	Summarized statement of profit or loss of Vibe Music Arabia FZ-LLC:
	2023	2022
	USD	USD

Revenue	173,918	34,613
Cost of revenue	(148,491)	(35,338)
Gross profit / Loss	25,427	(725)

Selling and distribution expenses	(95,688)	(38,706)
General and administrative expenses	(348,287)	(517,326)
Other income	196	-
Finance cost	(6,584)	(4,956)
Net foreign exchange differences	(2,674)	(4,397)
Total comprehensive loss for the year	(427,610)	(566,110)

Group’s share of loss for the year (50%)	(213,805)	(283,055)